Condensed consolidated statement of loss and other comprehensive income or loss - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Research and development expenses	€ (14,681,935)	€ (13,721,637)	€ (28,426,366)	€ (27,236,126)
General and administrative expenses	(7,773,430)	(7,660,133)	(15,105,026)	(13,525,138)
Total operating expenses	(22,455,365)	(21,381,770)	(43,531,392)	(40,761,264)
Finance income/(expense)	651,670	11,501,804	(842,595)	14,892,983
Loss before income tax	(21,803,695)	(9,879,966)	(44,373,987)	(25,868,281)
Income taxes	(94,178)	(2,741,102)	(154,835)	(2,779,817)
Net Loss	(21,897,873)	(12,621,068)	(44,528,822)	(28,648,098)
Other comprehensive income (Loss)
Exchange gains/(losses) arising on translation of foreign operations	1,624	(89,091)	(28,885)	(80,411)
Total comprehensive loss attributable to:
Equity holders of the Company	€ (21,896,249)	€ (12,710,159)	€ (44,557,707)	€ (28,728,509)
Loss per share attributable to the equity holders of the Company during the periods
Basic and diluted loss per share	€ (0.63)	€ (0.38)	€ (1.30)	€ (0.86)